Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Examinations
For the year ended December 31, 2019 and 2018, loss before income tax provision consisted of the following:

	December 31, 2019	December 31, 2018

Domestic operations - Canada	$(5,027,596)	$(2,744,792)
Foreign operaions - United States	(91,550)	-
Total loss before taxes	$(5,119,146)	$(2,744,792)

Schedule of Components of Income Tax Expense
Income tax expense (benefit) consists of the following for the years ended December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018

Loss before taxes	$(5,119,146)	$(2,744,792)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$(1,382,170)	$(741,094)
Stock-based compensation	108,505	56,247
Share issue costs	(223,439)	(12,371)
Write-down of shares issued in R&D expense	-	132,843
Others	(58,416)	27,847
Total	$(1,555,520)	$(536,528)

Valuation Allowance	$1,555,520	$536,528
Total income tax expense (benefit)	-	-

Schedule of Effective Income Tax Rate Reconciliation
The reconciliations of the statutory tax rate to the effective income tax rate for the years ended December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2019	December 31, 2018
Tax provision at statutory rates	27%	27%
Stock based compensation	(2)%	(2)%
Share issue costs	4%	1%
Write-down of shares issued in R&D expense	0%	(5)%
Others	1%	(1)%
Valuation allowance	(30)%	(20)%
Effective income tax rate	-	-

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred taxes are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Unused tax losses carry forward - Canada and United States	$1,903,392	$527,169
Share issue costs - Canada	186,874	9,793
Property and equipment - Canada	1,782	(434)
Total deferred tax assets	$2,092,048	$536,528
Deferred tax asset not recognized	-	-
	-	-
Net deferred tax assets	2,092,048	536,528

Deferred tax liability:	-	-

Total deferred tax liability	-	-

Valuation Allowance	$(2,092,048)	$(536,528)
Net deferred tax assets (liabilities)	$-	$-